Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations (Unaudited) [Abstract]
Quarterly Results of Operations (Unaudited) [Text Block]

NOTE 14 — QUARTERLY RESULTS OF OPERATIONS (Unaudited)

(In thousands, except per share data)

	Three Months Ended March 31,		Three Months Ended June 30,		Three Months Ended September 30,		Three Months Ended December 31,
	2012	2011	2012	2011	2012	2011	2012	2011
Revenue	$ 1,360,723	$ 1,320,826	$ 1,602,494	$ 1,604,386	$ 1,587,331	$ 1,583,352	$ 1,696,336	$ 1,652,788
Operating expenses:
Direct operating expenses	614,434	584,069	607,095	630,015	624,526	654,163	650,495	635,789
Selling, general and administrative expenses	423,628	372,710	398,123	420,436	419,855	402,160	431,841	421,952
Corporate expenses	69,198	52,347	71,158	56,486	70,811	54,247	76,861	64,016
Depreciation and amortization	175,366	183,711	181,839	189,641	182,350	197,532	189,730	192,422
Impairment charges	-	-	-	-	-	-	37,651	7,614
Other operating income (expense) - net	3,124	16,714	1,917	3,229	42,118	(6,490)	968	(771)
Operating income	81,221	144,703	346,196	311,037	331,907	268,760	310,726	330,224
Interest expense	374,016	369,666	385,867	358,950	388,210	369,233	400,930	368,397
Loss on marketable securities	-	-	-	-	-	-	(4,580)	(4,827)
Equity in earnings of nonconsolidated affiliates	3,555	2,975	4,696	5,271	3,663	5,210	6,643	13,502
Gain (loss) on extinguishment of debt	(15,167)	(5,721)	-	-	-	4,274	(239,556)	-
Other income (expense) - net	(1,106)	3,685	(1,397)	(4,517)	824	3,033	1,929	(5,370)
Loss before income taxes	(305,513)	(224,024)	(36,372)	(47,159)	(51,816)	(87,956)	(325,768)	(34,868)
Income tax benefit	157,398	92,661	8,663	9,184	13,232	20,665	128,986	3,468
Consolidated net loss	(148,115)	(131,363)	(27,709)	(37,975)	(38,584)	(67,291)	(196,782)	(31,400)
Less amount attributable to noncontrolling interest	(4,486)	469	11,316	15,204	11,977	6,765	(5,518)	11,627
Net loss attributable to the Company	$ (143,629)	$ (131,832)	$ (39,025)	$ (53,179)	$ (50,561)	$ (74,056)	$ (191,264)	$ (43,027)